Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Standard tax rate applicable in France	32.00%	34.40%	34.40%
Difference between the standar0d French tax rate and the rates applicable to the Sanofi	(18.20%)	(22.90%)	(17.40%)
Revisions to tax exposures and settlements of tax disputes	0.50%	4.80%	(1.40%)
Impact of US tax reform	0.00%	0.00%	(4.30%)
Impact of past acquisitions and divestitures	0.00%	(6.20%)	0.00%
Fair value remeasurement of contingent considerations	0.00%	(2.60%)	0.20%
Other items	(1.20%)	(2.60%)	(0.60%)
Effective tax rate	13.10%	4.90%	10.90%
United States
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Tax reform			€ 188